Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Components of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	107,112	3,926,702	3,650,782
Deferred income tax benefits	-	(1,304,011)	86,082
Total	107,112	2,622,691	3,736,864

Schedule of Reconciliation Between Income Tax Provision	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate was as follows:
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax	(2,593,526)	(10,440,451)	(14,946,387)
Expected taxation at PRC statutory tax rate	648,382	2,610,113	3,736,597
Impact of preferential tax rates	(543,705)	-	-
Non-deductible expenses	2,435	12,578	267
Income tax expenses	107,112	2,622,691	3,736,864

Schedule of Net Deferred Tax Assets	The significant components of the net deferred tax assets are summarized below:
	As of June 30,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance of doubtful accounts	1,304,011	1,217,929
Less: Valuation allowance	-	-
Total deferred tax assets, net	1,304,011	1,217,929